Provisions and other non-current liabilities - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 13, 2018	Mar. 08, 2018
Changes in provisions and other non-current liabilities
Balance as of the beginning of the period	$ 15,986	$ 16,846	$ 17,502
Allowances	2,416	1,172	1,569
Reversals	(1,378)	(1,612)	(1,268)
Currency translation adjustment	(519)	681	(484)
Other	4,927	(1,101)	(473)
Balance as of the end of the period	21,432	15,986	16,846
Maersk Oil
Changes in provisions and other non-current liabilities
Asset retirement obligation					$ 2,003
Engie's portfolio of LNG assets
Changes in provisions and other non-current liabilities
Asset retirement obligation				$ 1,766
Additional purchase price estimated at the acquisition date				$ 550
Asset retirement obligations
Changes in provisions and other non-current liabilities
Allowances	530	544	523
Reversals	(320)	(330)	(502)
Provisions for environmental contingencies
Changes in provisions and other non-current liabilities
Allowances	33	37	29
Reversals	(111)	(120)	(82)
Restructuring activities
Changes in provisions and other non-current liabilities
Allowances	149	48	25
Reversals	$ (106)	$ (84)	$ (68)